UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE


Report for the quarter ended:  September 30, 2012

Institutional investment manager filing this report:

Harvest Capital Management, Inc.
114 North Main Street, Suite 301
Concord, NH 03301

13F File Number:  028-05603

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this report on behalf of reporting manager:

Names:  Marshall G. Rowe
Title:  President
Phone: 603-224-6994

Signature, place and date of signing:

Marshall G. Rowe, Concord, New Hampshire November 13, 2012

Report Type: 13F Holdings Report






Form 13F File Number: 028-05603	Harvest Capital Management, Inc.
FORM 13F SUMMARY PAGE

Form 13F Information Table Entry Total:	42
Form 13F Information Table Value Total: $101,542




FORM 13F
			                                  VALUE   SHRS	  SH/ PUT INVS OTH   VOTING AUTH
NAME OF ISSUER	          TITLE OF CLASS	CUSIP	 (x$1000) PRN AMT PRN CAL DSCR MGRS  SOLE SHARE	NONE
3M Company 	         COM	                88579Y101   475	    5144  SH	  Sole	    5144
AT&T 	                 COM                    00206R102  1470	   38985  SH	  Sole	   38985
Abbott Labs 	         COM	                002824100   747	   10900  SH	  Sole	   10900
BP PLC ADR 	         COM	                055622104   386	    9122  SH	  Sole	    9122
Baristas Coffee          COM	                067594101    11	  276710  SH	  Sole	  276710
Chevron Corp 	         COM	                166764100   847	    7269  SH	  Sole	    7269
Coca Cola 	         COM	                191216100   358	    9450  SH	  Sole	    9450
Colgate Palmolive        COM	                194162103   201	    1875  SH	  Sole	    1875
Enterprise Prod Ptnrs	 COM	                293792107   375	    7000  SH	  Sole	    7000
ExxonMobil 	         COM	                30231G102  3689	   40339  SH	  Sole	   40339
General Electric 	 COM	                369604103  1506	   66330  SH	  Sole	   66330
IBM 	                 COM	                459200101   345	    1663  SH	  Sole	    1663
Johnson & Johnson 	 COM	                478160104  1959	   28427  SH	  Sole	   28427
LVMH/MoetHennLouisVut    COM	                502441306   247	    8200  SH	  Sole	    8200
Oracle Corp	         COM	                68389X105  1265	   40209  SH	  Sole	   40209
Pepsico 	         COM	                713448108   229	    3232  SH	  Sole	    3232
Procter & Gamble 	 COM	                742718109   582	    8385  SH	  Sole	    8385
Royal Dutch Shell ADR	 COM	                780259206   304	    4385  SH	  Sole	    4385
Verizon Comm	         COM	                92343V104   552	   12116  SH	  Sole	   12116
Windstream Corp 	 COM	                97381W104   167	   16536  SH	  Sole	   16536
Wisconsin Energy Corp 	 COM	                976657106   365	    9694  SH	  Sole	    9694
Guggenheim 	         Russell 1000 Eq Wt	78355W593  7289	  213140  SH	  Sole	  213140
I-Shares 	         S&P Tech-Softw Idx	464287515  2055	   32255  SH	  Sole	   32255
SPDR 	                 S&P Pharma      	78464A722  3647	   61025  SH	  Sole	   61025
SPDR	                 S&P Reg Banking	78464A698  4379	  152900  SH	  Sole	  152900
Vanguard 	         Total Stock Mkt ETF 	922908769 10394	  141128  SH	  Sole	  141128
WisdomTree 	         Equity Income Fd(DH	97717W208 10877	  229855  SH	  Sole	  229855
Eaton Vance	         Global Equity Inco	27829F108  5979	  678675  SH	  Sole	  678675
Vanguard 	         Total International S	921909768  1980	   44791  SH	  Sole	   44791
Wisdomtree	         Euro Small Cap Div	97717W869  4930	  133525  SH	  Sole	  133525
Wisdomtree	         Intl Div Ex-Finan	97717W786  8198	  204740  SH	  Sole	  204740
Wisdomtree	         Emerge Mkts Inc Fd	97717W315  3965	   73883  SH	  Sole	   73883
I-Shares	         Gold Trust	        464285105  2553	  147825  SH	  Sole	  147825
JPMorgan 	         Alerian MLP Index 	46625H365  4748	  117400  SH	  Sole	  117400
Powershares 	         Pwrshrs DB Cmdty Idx 	73935S105   333	   11600  SH	  Sole	   11600
SPDR	                 Gold Trust ETF 	78463V107  8944	   52036  SH	  Sole	   52036
US Commodity Index	 US Commodity Idx	911717106   707	   11525  SH	  Sole	   11525
Avalonbay Communities	 Avalonbay Comm REIT	053484101   266	    1954  SH	  Sole	    1954
Babson Capital	         BabsonCorp Invs	05617K109  1762	  105515  SH	  Sole	  105515
I-Shares	         IBoxx High Yield Corp	464288513  1161	   12575  SH	  Sole	   12575
Proshares	         Ultrashort 20+ Year	74347B201   472	   30250  SH	  Sole	   30250
WisdomTree 	         Emerging Mkt Local	97717X867   821    15700  SH      Sole	   15700